Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings Tables
Schedule of Borrowings

	2017	2016	2015
	£’000	£’000	£'000
Current
Bank loans	11	23	9
Finance lease	39	31	70
Government and research loans	311	484	363

Total	361	538	442

Non-current
Bank loans	5,207	-	20
Finance lease	29	52	68
Government and research loans	949	1,568	1,420

Total	6,185	1,620	1,508